Debt - Summary of Activity for Deferred Financing Fees (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 28, 2015	Mar. 29, 2014	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Deferred Finance Costs, Net [Abstract]
Beginning balance	$ 17,215	$ 11,485	$ 11,485
Loan origination fees	4,048	6,309
Amortization	(982)	(850)	(252)	$ (3,256)	$ (3,266)
Write off of deferred financing fees	(688)
Ending balance	$ 19,593	$ 16,944	$ 17,215	$ 11,485